Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Short-term Debt [Line Items]
Short-term debt	¥ 572,235	¥ 549,680
Weighted average rate	3.10%	3.40%
Secured borrowings on securities lending transactions [Member]
Short-term Debt [Line Items]
Short-term debt	¥ 107,095	¥ 80,626
Weighted average rate	2.60%	2.30%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 131,655	¥ 181,835
Weighted average rate	1.30%	0.70%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 329,499	¥ 279,631
Weighted average rate	3.90%	5.50%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 3,986	¥ 7,588
Weighted average rate	2.00%	2.90%